Loans and Allowance for Loan Losses - Schedule of Loans to Directors and Executive Officers (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Loans and Leases Receivable, Related Parties [Roll Forward]
Beginning balance	$ 2,478
New loans	10,729
Amounts collected	(3,792)
Ending balance	$ 9,415